S&P MIDCAP INDEX FUND
Portfolio of Investments (Unaudited)
11/30/2019
			Value
Security Description	Maturity Date	Shares	(Note 1)
Common Stock (106.06%)

Basic Materials (4.64%)
Allegheny Technologies Inc*		8,230	189,784
Ashland Global Holdings Inc		3,779	270,954
Cabot Corp		3,895	183,026
Carpenter Technology Corp		3,157	165,963
The Chemours Co		10,925	172,506
Commercial Metals Co		7,857	167,826
Compass Minerals International Inc		2,257	124,744
Domtar Corp		3,578	133,531
Ingevity Corp*		2,614	236,070
Minerals Technologies Inc		2,347	126,738
NewMarket Corp		469	231,672
Olin Corp		10,985	192,457
PolyOne Corp		5,185	163,483
RPM International Inc		8,223	606,282
Reliance Steel & Aluminum Co		4,306	508,022
Royal Gold Inc		4,256	499,101
Sensient Technologies Corp		2,819	178,415
Steel Dynamics Inc		14,028	473,164
United States Steel Corp		11,778	154,527
Valvoline Inc		12,016	272,162
Total Basic Materials			5,050,427

Communications (3.52%)
AMC Networks Inc*		3,034	116,597
Cable One Inc		330	506,550
Ciena Corp*		9,536	361,987
Etsy Inc*		7,752	336,359
FactSet Research Systems Inc		2,456	637,700
InterDigital Inc		2,212	125,642
LogMeIn Inc		3,107	242,284
Meredith Corp		2,763	96,816
The New York Times Co		9,283	299,377
Plantronics Inc		2,393	60,639
TEGNA Inc		13,521	207,547
Telephone & Data Systems Inc		6,361	150,819
ViaSat Inc*		3,110	228,585
John Wiley & Sons Inc		3,002	141,875
World Wrestling Entertainment Inc		2,835	175,827
Yelp Inc*		4,150	143,922
Total Communications			3,832,526

Consumer, Cyclical (15.64%)
American Eagle Outfitters Inc		9,797	146,661
AutoNation Inc*		3,804	194,346
BJ's Wholesale Club Holdings Inc*		7,686	182,158
Bed Bath & Beyond Inc		8,029	117,063
Boyd Gaming Corp		5,140	151,167
Brinker International Inc		2,681	120,109
Brunswick Corp		5,447	320,120
Caesars Entertainment Corp*		35,499	462,907
Carter's Inc		2,814	290,714
Casey's General Stores Inc		2,360	410,097
The Cheesecake Factory Inc		2,829	123,373
Churchill Downs Inc		2,357	306,434
Cinemark Holdings Inc		6,725	227,776
Cracker Barrel Old Country Store Inc		1,533	235,683
Dana Inc		9,018	152,855
Deckers Outdoor Corp*		1,823	306,592
Dick's Sporting Goods Inc		4,500	206,145
Dillard's Inc		649	46,598
Domino's Pizza Inc (a)		2,639	776,658
Dunkin' Brands Group Inc		5,288	404,796
Eldorado Resorts Inc*		4,262	228,060
FirstCash Inc		2,750	222,310
Five Below Inc*		3,605	445,975
Foot Locker Inc		6,917	277,026
The Goodyear Tire & Rubber Co		14,506	231,951
Grubhub Inc*		6,109	263,420
HNI Corp		2,950	115,906
Jack in the Box Inc		1,750	138,758
JetBlue Airways Corp*		18,542	357,304
KAR Auction Services Inc		8,402	177,450
KB Home		5,633	194,789
Live Nation Entertainment Inc*		8,875	619,564
Amerityre Corp*		4,462	328,671
MSC Industrial Direct Co Inc		3,063	224,855
Marriott Vacations Worldwide Corp		2,434	298,993
Mattel Inc*		21,715	254,066
Herman Miller Inc		3,918	187,202
National Retail Properties Inc		10,988	612,471
Nu Skin Enterprises Inc		3,686	140,953
Ollie's Bargain Outlet Holdings Inc*		3,572	233,609
Papa John's International Inc		1,527	96,629

Penn National Gaming Inc*	6,066	139,700
Polaris Inc	3,600	351,720
Pool Corp	2,583	533,260
Resideo Technologies Inc*	8,815	86,211
Sally Beauty Holdings Inc*	8,063	148,601
Scientific Games Corp*	3,739	102,299
The Scotts Miracle-Gro Co	2,666	269,479
Six Flags Entertainment Corp	4,962	215,748
Skechers U.S.A. Inc*	8,522	342,755
TRI Pointe Group Inc*	9,612	149,755
Tempur Sealy International Inc*	3,063	259,987
Texas Roadhouse Inc	4,276	247,580
Thor Industries Inc	3,464	220,899
Toll Brothers Inc	8,312	333,893
The Toro Co	6,804	531,936
Urban Outfitters Inc*	3,844	98,637
Visteon Corp*	1,883	176,117
Watsco Inc	1,930	343,482
The Wendy's Co	12,144	260,367
Williams-Sonoma Inc	4,915	341,101
World Fuel Services Corp	4,193	177,783
Wyndham Destinations Inc	5,771	279,894
Wyndham Hotels & Resorts Inc	6,111	354,010
Adient PLC*	5,796	126,701
Delphi Technologies PLC	6,288	78,348
Total Consumer, Cyclical		17,002,477

Consumer, Non-Cyclical (16.83%)
ASGN Inc*	3,518	235,741
Aaron's Inc	4,509	263,326
Acadia Healthcare Co Inc*	5,855	188,297
Adtalem Global Education Inc*	3,770	127,162
Amedisys Inc*	1,976	322,009
Avanos Medical Inc*	3,165	109,699
Avis Budget Group Inc*	3,622	107,755
Bio-Rad Laboratories Inc*	1,366	504,572
Bio-Techne Corp	2,450	534,713
The Boston Beer Co Inc*	612	235,204
The Brink's Co	3,322	308,946
Cantel Medical Corp	2,540	195,326
Catalent Inc*	9,318	484,443
Charles River Laboratories International Inc*	3,145	456,811
Chemed Corp	1,027	441,631
CoreLogic Inc*	5,376	222,728
Edgewell Personal Care Co*	3,430	106,879
Encompass Health Corp	6,311	446,251
Exelixis Inc*	20,107	334,379
FTI Consulting Inc*	2,414	263,102
Flowers Foods Inc	12,448	268,005
Globus Medical Inc*	5,100	285,345
Graham Holdings Co	295	186,325
Green Dot Corp*	3,207	76,198
Haemonetics Corp*	3,299	397,859
The Hain Celestial Group Inc*	5,120	126,566
Healthcare Services Group Inc	5,305	133,421
HealthEquity Inc*	3,845	241,812
Hill-Rom Holdings Inc	4,267	457,464
ICU Medical Inc*	1,078	202,103
Ingredion Inc	4,265	354,720
Insperity Inc	2,527	196,525
Integra LifeSciences Holdings Corp*	4,727	288,300
Lancaster Colony Corp	1,325	209,390
Ligand Pharmaceuticals Inc*	1,305	147,465
LiveRamp Holdings Inc*	4,309	215,838
ManpowerGroup Inc	3,794	351,476
Masimo Corp*	2,951	457,612
MEDNAX Inc*	5,317	138,880
Molina Healthcare Inc*	3,949	535,089
Nektar Therapeutics*	11,587	235,100
NuVasive Inc*	2,872	207,473
PRA Health Sciences Inc*	3,625	394,436
Patterson Cos Inc	5,856	113,958
Penumbra Inc*	2,046	361,978
Pilgrim's Pride Corp*	3,372	106,218
Post Holdings Inc*	4,353	459,677
Prestige Consumer Healthcare Inc*	3,212	121,317
Repligen Corp*	2,944	261,280
Sabre Corp	17,430	390,955
Sanderson Farms Inc	1,299	215,088
Service Corp International	11,703	515,166
Sprouts Farmers Market Inc*	7,859	155,608
Syneos Health Inc*	4,220	231,720
Tenet Healthcare Corp*	5,708	183,797
Tootsie Roll Industries Inc	1,425	48,949
TreeHouse Foods Inc*	3,798	185,684
United Therapeutics Corp*	2,770	255,560
West Pharmaceutical Services Inc	4,704	691,629
WEX Inc*	2,764	555,923
WW International Inc*	2,743	118,744
Helen of Troy Ltd*	1,611	260,048
LivaNova PLC*	2,983	249,856
STERIS PLC (a)	5,437	821,748
Total Consumer, Non-Cyclical		18,301,279

Energy (2.51%)
Antero Midstream Corp	18,783	86,026
Apergy Corp*	5,543	141,568
CNX Resources Corp*	13,127	90,708

Chesapeake Energy Corp*	66,369	39,509
EQT Corp	17,285	150,898
Equitrans Midstream Corp	13,801	137,596
First Solar Inc*	4,838	267,251
Matador Resources Co*	7,147	100,630
Murphy Oil Corp	8,937	205,640
Murphy USA Inc*	1,900	223,307
NOW Inc*	7,894	88,492
Oasis Petroleum Inc*	19,091	44,673
PBF Energy Inc	6,167	193,027
Patterson-UTI Energy Inc	12,375	110,633
SolarEdge Technologies Inc*	3,060	249,727
Southwestern Energy Co*	35,965	65,456
WPX Energy Inc*	26,816	263,869
Transocean Ltd*	31,902	158,872
Core Laboratories NV	2,429	106,390
Total Energy		2,724,272

Financial (28.00%)
Banks (7.15%)
Associated Banc-Corp	10,219	219,095
BancorpSouth Bank	5,929	184,392
Bank of Hawaii Corp	2,731	246,090
Bank OZK	8,055	239,072
Cathay General Bancorp	5,088	187,340
Commerce Bancshares Inc	6,257	419,407
Cullen	3,582	335,132
East West Bancorp Inc	9,157	419,574
FNB Corp	20,401	253,379
First Financial Bankshares Inc	8,618	297,924
First Horizon National Corp	19,667	316,245
Fulton Financial Corp	10,532	180,729
Hancock Whitney Corp	5,983	242,970
Home BancShares Inc	9,497	178,734
International Bancshares Corp	3,830	162,469
PacWest Bancorp	7,407	275,837
Pinnacle Financial Partners Inc	4,571	280,751
Prosperity Bancshares Inc	5,993	421,008
Signature Bank	3,457	426,456
Synovus Financial Corp	8,453	321,975
TCF Financial Corp	9,659	410,411
Texas Capital Bancshares Inc*	3,137	181,319
Trustmark Corp	4,422	151,940
UMB Financial Corp	2,730	183,647
Umpqua Holdings Corp	14,691	240,492
United Bankshares Inc	6,421	243,163
Valley National Bancorp	18,619	215,608
Webster Financial Corp	5,802	282,499
Wintrust Financial Corp	3,775	256,360
		7,774,018
Diversified Financial Service (3.07%)
Deluxe Corp	2,963	151,350
Eaton Vance Corp	7,156	337,549
Evercore Inc	2,736	211,712
Federated Investors Inc	6,496	217,746
Interactive Brokers Group Inc	5,053	244,666
Jefferies Financial Group Inc	15,997	334,337
Legg Mason Inc	5,152	201,340
LendingTree Inc*	497	179,183
Navient Corp	12,955	185,904
SEI Investments Co	8,061	520,176
SLM Corp	26,808	228,672
Stifel Financial Corp	4,408	275,588
Janus Henderson Group PLC	10,023	254,584
		3,342,807
Insurance (5.87%)
Alleghany Corp* (a)	926	722,317
American Financial Group Inc	4,721	517,941
WR Berkley Corp	9,244	628,592
Brighthouse Financial Inc*	7,005	288,326
Brown & Brown Inc	14,935	563,647
CNO Financial Group Inc	9,839	178,283
First American Financial Corp	7,073	449,984
Genworth Financial Inc*	33,537	132,807
The Hanover Insurance Group Inc	2,522	342,815
Kemper Corp	3,706	273,948
Mercury General Corp	1,883	92,229
Old Republic International Corp	17,345	391,303
Primerica Inc	2,671	357,487
Reinsurance Group of America Inc	3,976	657,868
Selective Insurance Group Inc	3,754	248,590
RenaissanceRe Holdings Ltd	2,830	532,974
		6,379,111
Real Estate (11.18%)
Alexander & Baldwin Inc	4,965	107,641
American Campus Communities Inc	8,739	419,822
Brixmor Property Group Inc	18,675	409,730
Camden Property Trust (a)	6,176	688,933
CoreSite Realty Corp	2,417	274,064
CoreCivic Inc	8,052	121,988
Corporate Office Properties Trust	7,042	205,486
Cousins Properties Inc	9,682	392,024
CyrusOne Inc	7,218	449,681
Douglas Emmett Inc	10,442	460,179
EPR Properties	4,422	313,608
EastGroup Properties Inc	2,449	333,529
First Industrial Realty Trust Inc	8,145	346,814
The GEO Group Inc	8,190	113,513

Healthcare Realty Trust Inc	7,860	260,873
Highwoods Properties Inc	6,585	319,702
JBG SMITH Properties	7,505	299,299
Jones Lang LaSalle Inc	3,095	514,791
Kilroy Realty Corp	5,904	491,449
Lamar Advertising Co	5,450	454,694
Liberty Property Trust	10,038	618,542
Life Storage Inc	3,107	340,279
Mack-Cali Realty Corp	6,019	128,746
Medical Properties Trust Inc	31,598	655,974
Omega Healthcare Investors Inc	14,003	588,546
PS Business Parks Inc	1,333	235,394
Park Hotels & Resorts Inc	15,046	355,838
Pebblebrook Hotel Trust	8,704	228,044
PotlatchDeltic Corp	3,261	141,625
Rayonier Inc	8,221	251,809
Sabra Health Care REIT Inc	11,960	266,469
Senior Housing Properties Trust	16,800	122,976
Service Properties Trust	10,273	239,258
Spirit Realty Capital Inc	5,819	304,916
Tanger Factory Outlet Centers Inc	6,683	101,715
Taubman Centers Inc	4,147	134,695
Uniti Group Inc	9,408	63,222
Urban Edge Properties	7,463	154,708
Weingarten Realty Investors	7,564	240,838
		12,151,414
Savings&Loans (0.74%)
New York Community Bancorp Inc	29,569	352,462
Sterling Bancorp	12,937	264,174
Washington Federal Inc	5,017	184,676
		801,312

Total Financial		30,448,662

Industrial (21.45%)
AGCO Corp	3,988	311,582
Acuity Brands Inc	2,541	332,312
AECOM*	10,051	435,510
AptarGroup Inc	4,210	472,025
Arrow Electronics Inc*	5,299	422,012
Avnet Inc	6,586	267,721
Axon Enterprise Inc*	3,939	290,698
Belden Inc	2,673	143,647
Carlisle Cos Inc	3,594	560,592
Clean Harbors Inc*	3,448	284,977
Cognex Corp	10,881	546,009
Coherent Inc*	1,611	243,035
Colfax Corp*	5,274	177,734
Crane Co	3,241	269,230
Curtiss-Wright Corp	2,726	374,307
Donaldson Co Inc	8,108	454,697
Dycom Industries Inc*	2,187	113,833
Eagle Materials Inc	2,715	249,861
EMCOR Group Inc	3,558	316,413
Energizer Holdings Inc	4,237	211,384
EnerSys	2,684	188,336
Fluor Corp	9,323	162,593
GATX Corp	2,265	183,080
Genesee & Wyoming Inc*	3,601	401,331
Gentex Corp	16,182	459,569
Graco Inc	10,601	512,134
Granite Construction Inc	2,947	75,915
Greif Inc	1,958	84,488
Hubbell Inc	3,433	504,720
ITT Inc	5,590	390,070
Jabil Inc	8,945	347,424
KBR Inc	9,024	268,644
Kennametal Inc	5,164	179,862
Kirby Corp*	3,748	316,219
Knight-Swift Transportation Holdings Inc	7,730	285,933
Landstar System Inc	2,521	280,865
Lennox International Inc	2,257	577,453
Lincoln Electric Holdings Inc	3,934	362,951
Littelfuse Inc	1,556	282,274
Louisiana-Pacific Corp	8,225	243,954
MDU Resources Group Inc	13,199	383,299
MSA Safety Inc	2,262	280,330
MasTec Inc*	3,637	241,279
Mercury Systems Inc*	3,554	260,331
National Instruments Corp	7,468	314,552
Nordson Corp	3,253	539,445
Old Dominion Freight Line Inc	4,057	777,281
Oshkosh Corp	4,279	387,078
Owens Corning	7,022	470,895
Owens-Illinois Inc	10,422	102,969
Regal Beloit Corp	2,853	233,176
Ryder System Inc	3,329	174,739
Silgan Holdings Inc	5,244	161,568
Sonoco Products Co	6,387	386,604
Stericycle Inc*	5,784	363,351
SYNNEX Corp	2,615	321,148
Tech Data Corp*	2,260	327,451
Teledyne Technologies Inc* (a)	2,337	799,231
Terex Corp	4,504	126,427
Tetra Tech Inc	3,538	312,370
The Timken Co	4,564	240,021

Trex Co Inc*	3,790	326,167
Trimble Inc*	16,121	653,384
Trinity Industries Inc	6,479	136,318
II-VI Inc*	5,481	159,990
Universal Display Corp	2,734	530,997
Valmont Industries Inc	1,376	196,960
Vishay Intertechnology Inc	8,970	178,413
Werner Enterprises Inc	3,170	116,529
Woodward Inc	3,512	410,166
Worthington Industries Inc	2,663	101,993
XPO Logistics Inc*	5,791	478,858
nVent Electric PLC	9,847	243,319
Total Industrial		23,322,033

Technology (9.14%)
ACI Worldwide Inc*	7,367	276,263
Allscripts Healthcare Solutions Inc*	11,090	119,550
Blackbaud Inc	2,675	221,704
CDK Global Inc	7,781	416,673
CACI International Inc*	1,592	380,997
Ceridian HCM Holding Inc*	6,339	382,622
Cirrus Logic Inc*	3,710	266,007
CommVault Systems Inc*	2,668	135,054
Cree Inc*	6,918	305,845
Cypress Semiconductor Corp	23,536	551,919
Fair Isaac Corp*	1,774	652,389
j2 Global Inc	3,097	300,471
MKS Instruments Inc	3,443	365,922
Manhattan Associates Inc*	4,173	348,487
MAXIMUS Inc	4,033	301,063
Monolithic Power Systems Inc	2,639	424,035
NCR Corp*	8,002	262,706
NetScout Systems Inc*	4,237	106,772
PTC Inc*	6,664	510,462
Perspecta Inc	8,596	237,078
Science Applications International Corp	3,057	260,915
Semtech Corp*	4,442	215,258
Silicon Laboratories Inc*	2,725	288,659
Synaptics Inc*	2,063	117,921
Teradata Corp*	7,279	193,330
Teradyne Inc	10,833	678,037
Tyler Technologies Inc* (a)	2,470	716,720
Zebra Technologies Corp* (a)	3,596	902,380
Total Technology		9,939,239

Utilities (4.34%)
ALLETE Inc	3,439	275,498
Aqua America Inc	13,842	612,785
Black Hills Corp	3,620	277,183
Hawaiian Electric Industries Inc	6,988	305,166
IDACORP Inc	3,357	352,653
National Fuel Gas Co	5,452	245,449
New Jersey Resources Corp	5,790	246,307
NorthWestern Corp	3,361	240,547
OGE Energy Corp	12,771	537,148
ONE Gas Inc	3,364	298,959
PNM Resources Inc	5,404	261,824
Southwest Gas Holdings Inc	3,218	243,796
Spire Inc	3,159	244,570
UGI Corp	13,254	577,212
Total Utilities		4,719,097

Total Common Stock (Cost $79,951,847)		115,340,012

Total Investments (Cost $80,351,562) (a) (106.06%)		115,340,012
Liabilities in Excess of Other Assets (-6.06%)		(6,594,981)
Net Assets (100.00%)		$108,745,031

*	Non-income producing security.

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $80,633,164.

At November 30, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	42,529,876
Unrealized depreciation	(7,423,299)
Net unrealized appreciation	35,106,577

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(c) Futures contracts at November 30, 2019:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Notional Amount	Value	Unrealized Appreciation
6 / MAR 2019 / Long / CME	396,402	402,000	$5,598